Share-based payment arrangements - Long term incentive plan 2017 (Cash-settled) (Details) - shares	Feb. 09, 2017	Feb. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks granted (in shares)			586,590	586,590	703,257
Executive Committee | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%	33.30%
Long Term Incentive Plan 2017 | Executive Committee | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%
Number of phantom stocks granted (in shares)	66,449